A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2025

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income
Elementum Zephyrus Total Return Cat Bond Fund Ltd.	Global Markets	13,607,000	15,921,030	4.75	1/1/2024	Monthly	30 days	6/30/2025		$15, 921,030
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	5,731,621	10,038,199	2.99	2/1/2017	Quarterly	60 days	6/30/2025	(d)	$2,509,550
Sona Credit Fund Ltd	Global	9,212,701	14,091,449	4.20	12/1/2022	Quarterly	45 days	6/30/2025	(d)	$3,522,862
SPF Securitized Products Fund Ltd.	US/Canada	12,000,000	13,107,556	3.91	7/1/2024	Quarterly	65 days	6/30/2025	(d),(e)	$2,463,720

Credit/Income Subtotal		40,551,322	53,158,234	15.85

Equity Hedged
Aleutian Fund, Ltd.	US/Canada	12,934,841	15,762,459	4.70	6/1/2023	Monthly	90 days	6/30/2025		$15,762,459
Anomaly Capital International, Ltd.	Global	13,125,735	22,476,680	6.70	10/1/2020	Custom Quarterly Dates	60 days	6/30/2025	(d)	$4,261,428
Aventail Energy Offshore Fund, Ltd.	US/Canada	12,663,540	12,697,207	3.78	8/1/2022	Quarterly	45 days	6/30/2025		$12,697,207
Burkehill International Ltd.	Global Markets	13,700,127	15,660,139	4.67	3/1/2024	Quarterly	60 days	6/30/2025	(f)	$13,237,991
Jericho Capital International, Ltd.	US/Canada	9,470,412	16,452,301	4.90	1/1/2024	Quarterly	60 days	6/30/2025		$16,452,301
Point72 Capital International, Ltd.	Global	8,057,900	17,083,231	5.09	8/1/2018	Quarterly	45 days	6/30/2025	(d)	$4,270,808

Equity Hedged Subtotal		69,952,555	100,132,017	29.84

Multi-Strategy
Schonfeld Strategic Partners Offshore Fund Ltd.	Global	14,575,056	20,221,722	6.03	6/1/2021	Monthly- Quarterly	45 days	6/30/2025	(g)	$19,383,420

Multi-Strategy Subtotal		14,575,056	20,221,722	6.03

Relative Value
Bright Meadow Agency MBS Offshore Fund, Ltd.	US/Canada	12,084,641	16,080,638	4.80	8/1/2021	Monthly	30 days	6/30/2025	(h)	$8,040,319
Elan Feeder Fund Ltd.	Global	10,314,366	14,536,977	4.33	2/1/2022	Monthly	45 days	6/30/2025	(d)	$3,634,244
Linden Investors LP	Global	4,490,399	13,765,090	4.10	4/1/2014	Quarterly	65 days	6/30/2025	(d)	$3,441,273
Symmetry International Fund, Ltd.	Global	14,346,272	38,801,009	11.57	1/1/2015	Anniversary - 30 months	184 days	6/30/2025		$38,801,009
Trexquant Offshore Fund Ltd.	Global	10,000,000	9,900,651	2.95	6/1/2025	Monthly	60 days	5/31/2026	(i)	$9,900,651

Relative Value Subtotal		51,235,678	93,084,365	27.75

Trading
Kirkoswald Global Macro Fund Ltd	Global Markets	12,775,610	14,596,946	4.35	5/1/2023	Quarterly	60 days	6/30/2025	(d)	$3,649,237
Rokos Global Macro Fund, Ltd.	Global	4,621,158	13,481,543	4.02	11/1/2015	Monthly	90 days	6/30/2025	(d)	$3,370,386
Statar Capital Offshore (Cayman), Ltd.	US/Canada	5,888,930	11,553,759	3.44	4/1/2022	Monthly	30 days	6/30/2025		$11,553,759
Valent Green Elements Offshore Fund Ltd.	Global Markets	5,500,000	8,582,319	2.56	5/1/2024	Quarterly	90 days	6/30/2026	(i)	$8,582,319

Trading Subtotal		28,785,698	48,214,567	14.37

Total Investment Funds		$205,100,309	$314,810,905	93.84%

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2025

Cash Equivalents	Shares	Cost	Fair Value	% of Net Assets
UBS Select Treasury Institutional Fund, 4.21% (j)	178,731	$178,731	$178,731	0.05%

Total Cash Equivalents	178,731	$178,731	$178,731	0.05%

Total Investments and Cash Equivalents		$205,279,040	$314,989,636	93.89%

Other Assets less Liabilities			20,500,041	6.11

Members’ Capital			$335,489,677	100.00%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The Investment Fund is subject to an investor level gate of 25%.
(e)	A portion of this holding ($3,252,677) is under lock-up and is not redeemable without paying a fee.
(f)	A portion of this holding ($2,422,148) is under lock-up and is not redeemable without paying a fee.
(g)	A portion of this holding ($958,060) is subject to an investor level gate of 12.5%.
(h)	The Investment Fund is subject to an investor level gate of 50%.
(i)	This holding is under lock-up and is not redeemable without paying a fee.
(j)

Investment in affiliate. The Fund holds shares in UBS Select Treasury Institutional Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by UBS Asset Management (Americas) LLC. The rate shown is the current yield as of June 30, 2025. The audited financial statements of this entity can be found at www.sec.gov.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2025

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $314,810,905. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $53,158,234) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of June 30, 2025, the Investment Funds in the credit/income strategy had $37,237,204, representing 70% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $3,252,677, representing 6% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 1 month at June 30, 2025.

The Investment Funds in the equity hedged strategy (total fair value of $100,132,017) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2025, the Investment Funds in the equity hedged strategy had $41,982,059, representing 42% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $2,422,148, representing 2% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 6 months at June 30, 2025.

The Investment Funds in the multi-strategy strategy (total fair value of $20,221,722) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of June 30, 2025, the Investment Fund in the multi-strategy strategy had $958,060, representing 5% of the value of the investments in this category, subject to investor level gates.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2025

The Investment Funds in the relative value strategy (total fair value of $93,084,365), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of June 30, 2025, the Investment Funds in the relative value strategy had $54,283,356, representing 58% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $9,900,651, representing 11% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 11 months at June 30, 2025.

The Investment Funds in the trading strategy (total fair value of $48,214,567) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of June 30, 2025, the Investment Funds in the trading strategy had $36,660,808, representing 76% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $8,582,319, representing 18% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 24 months after acquisition. The remaining restriction period for this investment ranges from 10-12 months at June 30, 2025.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2025.

Please refer to the March 31, 2025 financial statements for full disclosure on the Fund’s portfolio valuation methodology.